INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
U.S. Federal statutory income tax rate	21.00%	21.00%	21.00%
State and local taxes, net of Federal benefit	8.00%	3.70%	4.60%
Non-U.S. taxes - foreign permanent items and taxes	0.10%	0.00%	0.10%
Change in tax contingency reserves	0.00%	(0.50%)	(0.20%)
Tax Reform-Repatriation of Foreign Earnings and GILTI	(1.40%)	(0.30%)	0.30%
Change in valuation allowance	0.00%	0.00%	1.00%
Other non-deductible/non-taxable items, net	0.014	0	0
Non-deductible officer's compensation	8.50%	1.70%	2.20%
Research and U.S. foreign tax credits	(1.10%)	(0.20%)	(0.30%)
Goodwill impairment	41.80%	0.00%	0.00%
Share based compensation	(3.40%)	(0.20%)	0.50%
Other	0.80%	0.80%	0.00%
Effective tax rate	75.70%	26.00%	29.20%